TAXATION - Schedule of Income before Income Tax, Domestic and Foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Loss before tax
(Loss)/income from PRC entities	¥ 244,163		¥ (5,399)	¥ (204,937)
Income/(loss) from overseas entities	(35,141)		(103,161)	67,604
Total (loss)/income before tax	¥ 209,022	$ 32,799	¥ (108,560)	¥ (137,333)